Inventory - Schedule of inventories (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Classes Of Inventories Abstract
Work in Progress	$ 2,812,935	$ 5,107,918
Finished Goods	3,777,665	50,000
Total	$ 6,590,600	$ 5,157,918